Leases - Summary of detailed information about undiscounted lease payments to be received after the reporting date (Detail) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of undiscounted lease payments to net investment in finance lease [line items]
Operating leases	£ 7
Finance leases	134
Undiscounted lease payments receivable	141	£ 158
Unearned finance income	(19)
Net investment in finance lease receivable	115
Less than one year [member]
Disclosure of undiscounted lease payments to net investment in finance lease [line items]
Operating leases	1
Finance leases	20
Undiscounted lease payments receivable	21	24
One to two years [member]
Disclosure of undiscounted lease payments to net investment in finance lease [line items]
Finance leases	18
Undiscounted lease payments receivable	18	24
Two to three years [member]
Disclosure of undiscounted lease payments to net investment in finance lease [line items]
Operating leases	1
Finance leases	19
Undiscounted lease payments receivable	20	18
Three to four years [member]
Disclosure of undiscounted lease payments to net investment in finance lease [line items]
Operating leases	2
Finance leases	19
Undiscounted lease payments receivable	21	18
Four to five years [member]
Disclosure of undiscounted lease payments to net investment in finance lease [line items]
Operating leases	1
Finance leases	19
Undiscounted lease payments receivable	20	18
More than five years [member]
Disclosure of undiscounted lease payments to net investment in finance lease [line items]
Operating leases	2
Finance leases	39
Undiscounted lease payments receivable	£ 41	£ 56